LEASES	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
LEASES

18. LEASES

The Group leases certain office premises and cloud infrastructure to support its core business system under non-cancelable leases. The Group determines if an arrangement is a lease at inception. Some lease agreements contain lease and non-lease components, which the Group chooses not to account for as separate components as the Group has elected the practical expedient. As of December 31, 2023, the Group had no long-term leases that were classified as a financing lease. There is no renewal option in the lease contract. As of December 31, 2023, the Group did not have additional operating leases that have not yet commenced.

For the year ended
December 31, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	11,497
Non-cash right-of-use assets in exchange for new lease liabilities:
Operating leases	16,171
Weighted average remaining lease term
Operating leases	1.45
Weighted average discount rate
Operating leases	4.14%
Short-term lease cost	249

As of December 31, 2022, the maturity of operating lease liabilities are as follows:

The years ended December 31,	RMB
2024	7,074
2025	7,365
2026	971
Subtotal	15,410
Less imputed interest	689
Total	14,721

Payments under operating leases are expensed on a straight-line basis over the periods of their respective leases. The terms of the leases do not contain rent escalation or contingent rents. For years ended December 31, 2021, 2022 and 2023, total rental expense for all operating leases amounted to RMB 30,442, RMB 22,566 and RMB 17,597 respectively.